OTHER INVESTMENTS (Parenthetical) (Detail 1)	Dec. 31, 2021	Dec. 31, 2020
Grindrod Pension Fund [member]
Disclosure of defined benefit plans [line items]
Percentage of assets allocated in respect of defined benefit plan	40.00%	40.00%